Provision for contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Provision for contingencies
21. Provision for contingencies

PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, for which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such an assessment considers the opinion of its external legal advisors.

	December 31, 2025	December 31, 2024
Civil	92,888	73,114
Labor	115,745	41,846
	208,633	114,960

Current	87,291	43,820
Non-Current	121,342	71,140

Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2025:

On December 31, 2023	97,219
Accrual	106,559
Settlement	(35,291)
Reversal	(60,850)
Interest	7,323
On December 31, 2024	114,960
Accrual	164,730
Settlement	(54,775)
Reversal	(23,070)
Interest	6,788
On December 31, 2025	208,633

The PagSeguro Group is party to tax and civil lawsuits involving risks classified as possible losses, for which no provision was recognized as of December 31, 2025, totaling R$1,190,874 (R$996,526 on December 31, 2024). The main tax lawsuits are disclosed below:

On October 15, 2021, Pagseguro Internet was assessed by the Brazilian Internal Revenue Service (“IRS”) for not collecting tax on financial operation ("IOF") on intercompany loans, IOF is applicable over credit transactions of any nature, including intercompany loans. The amount of this assessment was R$343,622 (R$315,403 on December 31, 2024).

The Group has presented its defense, clarifying that the transactions carried out among PagSeguro and its subsidiaries are not credit transactions. The Pagseguro Group has a centralized cash pool and, according to the law, this kind of intercompany transaction is not taxable by IOF.

Additionally, the Group has one contingency related to labor taxes in the amount of R$254,869 (R$234,120 on December 31, 2024).